Investments - Sources of Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Investment Income [Line Items]
Total investment income	$ 2,036	$ 2,138	$ 2,861
Investment expenses:
Derivative trading commission	(3)	(5)	(4)
Depreciation on real estate	(11)	(11)	(11)
Other investment expenses	(124)	(133)	(158)
Total investment expenses	(138)	(149)	(173)
Net investment income	3,086	2,781	3,018
Debt securities
Net Investment Income [Line Items]
Total investment income	1,063	1,579	2,132
Equity securities
Net Investment Income [Line Items]
Total investment income	8	(4)	22
Mortgage loans
Net Investment Income [Line Items]
Total investment income	319	365	392
Policy loans
Net Investment Income [Line Items]
Total investment income	73	79	89
Limited partnerships
Net Investment Income [Line Items]
Total investment income	559	105	184
Other invested assets
Net Investment Income [Line Items]
Total investment income	14	14	42
Funds withheld assets
Net Investment Income [Line Items]
Total investment income	1,188	792	330
Investment expenses:
Total investment expenses	(107)	(66)	0
Net investment income	$ 1,188	$ 792	$ 330